Derivative Instruments (Exposure from Credit Derivatives by Rating of the Underlying Credits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	$ 8,565	[1]	$ (3,707)	[1]
Derivative Average Remaining Maturity	4 years 5 months	[1],[2]	5 years 2 months 13 days	[1],[2]
Single Name Credit Default Swaps [Member] | Standard Poors AAA To A Ratings [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	614	[1]	(2,077)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	117,500	[1],[3]	124,500	[1],[3]
Derivative Average Remaining Maturity	5 years 1 month	[1],[2]	5 years 10 months 25 days	[1],[2]
Single Name Credit Default Swaps [Member] | Standard & Poor's, BBB Rating [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	656	[1]	(2,345)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	142,200	[1],[3]	135,500	[1],[3]
Derivative Average Remaining Maturity	4 years 11 months	[1],[2]	5 years 6 months	[1],[2]
Single Name Credit Default Swaps [Member] | Standard & Poor's, BB+ Rating [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	0	[1]	(222)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	0	[1],[3]	6,000	[1],[3]
Derivative Average Remaining Maturity			4 years 6 months	[1],[2]
Credit Default Swaps Referencing Indices [Member] | Standard & Poor's, BBB Rating [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	7,295	[1]	937	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	405,000	[1],[3]	430,000	[1],[3]
Derivative Average Remaining Maturity	5 years	[1],[2]	5 years	[1],[2]
Credit Default Subtotal [Member]
Credit Derivatives [Line Items]
Maximum Potential Future Exposure on Credit Risk Derivatives	664,700	[1],[3]	696,000	[1],[3]
Credit Default Subtotal [Member] | Standard Poors AAA To A Ratings [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	614	[1]	(2,077)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	117,500	[1],[3]	124,500	[1],[3]
Derivative Average Remaining Maturity	5 years 1 month	[1],[2]	5 years 10 months 25 days	[1],[2]
Credit Default Subtotal [Member] | Standard & Poor's, BBB Rating [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	7,951	[1]	(1,408)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	547,200	[1],[3]	565,500	[1],[3]
Derivative Average Remaining Maturity	5 years	[1],[2]	5 years 1 month 7 days	[1],[2]
Credit Default Subtotal [Member] | Standard & Poor's, BB+ Rating [Member]
Credit Derivatives [Line Items]
Credit Derivative Current Fair Value	0	[1]	(222)	[1]
Maximum Potential Future Exposure on Credit Risk Derivatives	$ 0	[1],[3]	$ 6,000	[1],[3]
Derivative Average Remaining Maturity			4 years 6 months	[1],[2]

[1]	The rating agency designations are based on ratings from Standard and Poor’s (“S&P”).
[2]	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
[3]	Assumes the value of the referenced credit obligations is zero.